Mortgage Notes Payable, Net - Narrative (FY) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Weighted average interest rate (as percent)	2.69%	3.87%
Restricted cash related to escrow deposits		$ 6,500,000	$ 7,800,000
Accumulated amortization of deferred financing costs	$ 3,900,000	3,400,000	$ 2,900,000
The Brookwood
Debt Instrument [Line Items]
Net unamortized fair value of debt assumed adjustment	$ 144,332	$ 200,000